TAXATION - Effective tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of preferential treatments	(39.50%)	(12.40%)	(2.50%)
Tax effect of tax-exempt entities	253.40%	34.00%	11.60%
Effect on tax rates in different tax jurisdiction	33.00%	2.10%	1.20%
Tax effect of permanent difference	151.90%	49.70%	(3.50%)
Tax effect of R&D deduction and others	(58.00%)	(21.20%)	(4.00%)
Change in valuation allowance	212.20%	68.80%	8.90%
Effective tax rates	578.00%	146.00%	36.70%